Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Available-for-sale, amortized cost	$ 1,085,728	$ 1,093,869
Held-to-maturity, fair value	260,981	303,384
Trading, amortized cost	7	13
Equity securities available-for-sale, cost value	269,400	213,069
Premiums and reinsurance balances receivable, allowances for uncollectible amounts	13,653	14,128
Reinsurance balances recoverable on unpaid losses and settlement expenses, allowances for uncollectible amounts	14,820	15,065
Property and equipment, accumulated depreciation	$ 45,647	$ 38,703
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,627,244	32,317,691
Common stock, shares outstanding (in shares)	21,162,137	20,964,540
Treasury stock, shares (in shares)	11,465,107	11,353,151